Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	381,532.90
Total Transaction Valuation	2,762,729,189.09
Total Offset Amount	0.00
Net Fee	$ 381,532.90
Offering Table N/A
Offset Table N/A	N/A